Balance Sheet Components - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Nov. 30, 2020	Nov. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 1,412,016	$ 145,873
Restricted cash included in other current assets	504	1,763
Cash, cash equivalents and restricted cash	$ 1,412,520	$ 147,637